March 16, 2000

                          DREYFUS INVESTMENT PORTFOLIOS
                     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  DATED DECEMBER 15, 1999


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund and Portfolios", "Management of the Fund" and "Management Arrangements":

      Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the SAI entitled "Management of the Fund - Officers of the Fund":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Steven F. Newman, Secretary. Assistant Secretary and Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Michael A.  Rosenberg,  Assistant  Secretary.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 34 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.


      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.